UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
(Name and address of agent for service)

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2010 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value
	COMMON STOCKS		94.67%

	BANKS		10.40%
1,520	Brookline Bancorp, Inc.			$ 14,942
454	Community Trust Bancorp, Inc.			12,490
1,527	Old National Bancorp			15,743
1,163	Provident Financial Services			16,026
703	United Financial Bancorp, Inc.			10,425
526	Webster Financial Corp.			8,679
566	WesBanco, Inc.			9,865
				88,170
	CHEMICALS		3.24%
243	Ashland Inc.			12,364
1,215	PolyOne Corp.			15,139
				27,503
	COMMERCIAL SERVICES		1.61%
339	Steiner Leisure Ltd.			13,635
	COMPUTERS/SOFTWARE/DATA		3.57%
932	Acxiom Corp.			15,853
1,679	Lawson Software, Inc.			14,423
				30,276
	DIVERSIFIED REAL ESTATE INVESTMENTS		14.62%
731	BioMed Realty Trust, Inc.			12,888
914	CBL & Associates Properties, Inc.			15,081
779	Colonial Properties Trust			14,022
1,140	Cousins Properties, Inc.			8,459
2,445	DCT Industrial Trust Inc.			12,078
490	Gaylord Entertainment Co.			16,822
432	Mack-Cali Realty Corp.			13,716
1,370	Hersha Hospitality Trust			8,398
661	Post Properties, Inc.			22,520
				123,984
	HEALTHCARE		5.20%
157	Bio-Rad Laboratories, Inc.			14,656
331	Catalyst Health Solutions, Inc.			14,207
352	Integra LifeSciences Holding			15,266
				44,129
	HOME FURNISHING		0.97%
235	Tempur-Pedic International Inc.			8,251
	HUMAN RESOURCES		1.50%
458	Robert Half International, Inc.			12,696
	INSURANCE		6.20%
606	Aspen Insurance Holdings Ltd.			17,513
650	Horace Mann Educators Corp.			10,615
260	Platinum Underwriters Holdings, Ltd.			11,240
560	Protective Life Corp.			13,171
				52,539
	MISCELLANEOUS MANUFACTURING		12.32%
472	Bemis Company, Inc.			14,830
406	Brady Corp. Class A			12,557
168	Clearwater Paper Corp.			13,524
1,800	GT Solar International Inc.			12,042
892	Herman Miller, Inc.			19,213
426	Mueller Industries, Inc.			12,989
101	NACCO Industries, Inc.			9,354
137	Polaris Industries Inc.			9,959
				104,468
	OIL & GAS SERVICES		12.18%
433	Atmos Energy Corp.			13,020
364	Berry Petroleum Co. Class A			13,872
320	Bill Barrett Corp.			12,304
252	Nicor Inc.			10,899
390	Petroleum Development Corp.			13,892
430	Piedmont Natural Gas Co., Inc.			12,720
380	Swift Energy Co.			13,866
350	WGL Holdings Inc.			12,691
.				103,264
	RESEARCH		1.72%
831	Parexel International Corp.			14,592
	RETAIL		9.64%
461	Genesco Inc.			17,730
630	Nutrisystem, Inc.			13,022
444	Papa John's International, Inc.			11,371
752	RadioShack Corp.			13,874
250	Snap-on Inc.			13,233
325	Weis Markets, Inc.			12,525
				81,755
	SEMICONDUCTOR		1.20%
2,280	Lattice Semiconductor Corp.			10,146
	STEEL		2.45%
332	Carpenter Technology			12,108
195	Reliance Steel & Aluminum Co.			8,668
				20,776
	TECHNOLOGY		1.92%
292	Anixter International Inc.			16,314
	TRANSPORTATION		2.10%
826	Werner Enterprises, Inc.			17,825
	UNIFORMS		2.32%
383	UniFirst Corp.			19,636
	UTILITIES		1.50%
314	Pinnacle West Capital Corp.			12,692

	TOTAL COMMON STOCKS		94.67%	802,651

	INVESTMENT COMPANIES		5.33%
	WFA Treasury Plus Money Market Fund 0.1%*			45,216

	TOTAL INVESTMENTS		100.00%	$ 847,867

*Effective 7 day yield as of November 30, 2010

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$ 802,651	-	-	$ 802,651
Investment Companies	45,216	-	-	45,216
	$ 847,867	-	-	$ 847,867

At November 30, 2010 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $742,912 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation		$ 70,133
	Gross unrealized depreciation		(10,394)
	Net unrealized appreciation (depreciation)		$ 59,739

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCKS	96.20%

	AEROSPACE/DEFENSE	2.57%
26,126	General Dynamics Corporation		$ 1,726,667

	BANKS	3.00%
51,395	Regions Financial Corporation		276,505
74,497	SunTrust Banks, Inc.		1,740,250
			2,016,755
	COMPUTERS	5.18%
11,064	International Business Machines Corporation		1,565,113
46,597	Teradata Corporation*		1,914,671
			3,479,784
	DIVERSIFIED FINANCIAL SERVICES	9.40%
132,780	Fifth Third Bancorp		1,586,721
20,413	Franklin Resources, Inc.		2,328,919
64,264	JPMorgan Chase & Co.		2,402,188
			6,317,828
	FOOD	2.82%
39,195	H.J. Heinz Company		1,891,943

	HEALTHCARE	9.04%
43,876	Express Scripts, Inc.*		2,285,501
71,730	Pharmaceutical Product Development, Inc.		1,787,512
39,955	Stryker Corp.		2,001,346
			6,074,359
	INSURANCE	6.68%
37,122	ACE Limited		2,172,379
98,460	Protective Life Corp.		2,315,779
			4,488,158
	MEDIA	9.07%
51,134	The DIRECTV Group, Inc.*		2,123,595
40,461	Omnicom Group, Inc.		1,838,548
56,406	Viacom, Inc."B"		2,133,839
			6,095,982
	MISCELLANEOUS MANUFACTURING	14.85%
24,347	3M Company		$ 2,044,661
27,097	Becton, Dickinson and Co.		2,111,669
28,712	Clearwater Paper Corp.		2,311,316
55,974	Mueller Industries, Inc.		1,706,647
52,630	Silgan Holdings, Inc.		1,802,052
			9,976,345
	OIL & GAS SERVICES	18.47%
43,480	Canadian Natural Resources Ltd.		1,672,241
23,970	Devon Energy Corp.		1,691,563
81,230	Piedmont Natural Gas Co. Inc.		2,402,783
26,567	Pioneer Natural Resources Co.		2,128,282
88,140	Vectren Corp.		2,282,826
20,279	Whiting Petroleum Corporation*		2,231,704
.			12,409,399
	REAL ESTATE INVESTMENT TRUST	2.70%
27,191	Alexandria Real Estate Equities, Inc.		1,814,999

	RETAIL	5.99%
88,630	Safeway Inc.		2,037,604
36,690	Wal-Mart Stores, Inc.		1,984,562
			4,022,166
	TELECOMMUNICATIONS	3.93%
95,010	AT&T Inc.		2,640,328

	TRANSPORTATION	2.48%
23,760	United Parcel Service, Inc. "B"		1,666,289

	TOTAL COMMON STOCKS	96.19%	64,621,002

	INVESTMENT COMPANIES	3.81%
2,558,123	WFA Treasury Plus Money Market Fund 0.1%*		2,558,123

	TOTAL INVESTMENTS	100.00%	$ 67,179,125

*Effective 7 day yield as of November 30, 2010

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Level 1	Level 2	Level 3
			Significant
	Other Significant		Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$ 64,621,002	-	-	$ 64,621,002
Investment Companies	2,558,123	-	-	2,558,123
	$ 67,179,125	-	-	$ 67,179,125

At November 30, 2010 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $56,200,056 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation		$ 9,376,921
	Gross unrealized depreciation		(955,975)
	Net unrealized appreciation (depreciation)		$ 8,420,946

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
        Jeffrey C. Baker
        Principal Executive Officer

Date: January 27, 2011

By: /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: January 27, 2011